Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Measurements {1}
Financial liability measure at fair value on a recurring basis

Balance, July 1, 2013	$126,269
Issued during the Year ended June 30, 2014	150,444
Change in fair value recognized in operations	(65,319)

Balance, June 30, 2014	$211,394
Issued during the Year ended June 30, 2015	784,377
Converted during the Year ended June 30, 2015	(1,100,218)
Change in fair value recognized in operations	11,608,504

Fair Value, Liabilities Measured on Recurring Basis

The change in the Level 3 financial instrument is as follows:

Balance, July 1, 2015	$11,504,057
Issued during the Period	3,887,618
Converted during the nine months ended March 31, 2016	(2,102,681)
Change in fair value recognized in operations	(11,370,871)
Balance, March 31, 2016	$1,918,124

Black-Scholes option pricing model assumptions
Balance, June 30, 2015	$11,504,057
Estimated Dividends	None
Expected Volatility	223% to 355%
Risk Free Interest Rate	0.90 – 0.27%
Expected Term	.01 to 1 years

Black-Scholes option pricing model assumptions.

The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model, using the following assumptions as of March 31, 2016:

Estimated Dividends	None
Expected Volatility	223%
Risk Free Interest Rate	0.12%
Expected Term	.01 to 1 years